Vanguard Global Capital Cycles Fund

Schedule of Investments (unaudited)
As of October 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
	Common Stocks (95.9%)
	Aerospace & Defense (5.0%)
	BWX Technologies Inc.	606,806	33,380
	Lockheed Martin Corp.	50,749	17,769
			51,149
	Agricultural Products (2.3%)
	Archer-Daniels-Midland Co.	505,515	23,375

	Airport Services (1.4%)
	1,* Aena SME SA	107,721	14,514

	Building Products (1.6%)
*	Cie de Saint-Gobain	405,437	15,793

	Coal & Consumable Fuels (1.7%)
1	NAC Kazatomprom JSC	935,375	13,285
	JSC National Atomic Company Kazatomprom GDR	274,369	3,897
			17,182
	Construction Materials (1.6%)
	LafargeHolcim Ltd.	380,459	16,354

	Diversified Banks (2.0%)
	Bank of America Corp.	876,888	20,782

	Diversified Metals & Mining (14.7%)
	Anglo American plc	2,048,420	48,063
	BHP Group Ltd.	855,544	20,509
	BHP Group plc ADR	1,046,927	40,694
^	Rio Tinto plc ADR	658,838	37,402
	Turquoise Hill Resources Ltd.	408,030	3,203
			149,871
	Diversified Support Services (0.6%)
	Babcock International Group plc	2,272,604	6,402

	Electric Utilities (7.8%)
	Avangrid Inc.	216,693	10,692
1	China Yangtze Power Co -144A	993,237	26,519
	Power Grid Corp. of India Ltd.	18,128,117	41,832
			79,043
	Electronic Equipment & Instruments (0.5%)
*	Vontier Corp.	161,160	4,632

	Fertilizers & Agricultural Chemicals (2.9%)
	Mosaic Co.	640,463	11,848

Nutrien Ltd.	428,359	17,426
		29,274
Gas Utilities (2.6%)
Rubis SCA	796,281	26,182

Gold (11.1%)
Agnico Eagle Mines Ltd.	440,017	34,889
Barrick Gold Corp.	1,871,871	50,035
Gold Fields Ltd. ADR	1,855,898	20,285
Kinross Gold Corp.	910,399	7,256
		112,465
Health Care REITs (2.1%)
Medical Properties Trust Inc.	1,207,275	21,514

Household Products (3.3%)
Procter & Gamble Co.	246,447	33,788

Industrial Machinery (2.4%)
Fortive Corp.	402,900	24,819

Integrated Oil & Gas (2.7%)
Total SA	914,242	27,699

Integrated Telecommunication Services (2.1%)
China Unicom Hong Kong Ltd.	34,196,000	21,078

Interactive Media & Services (3.8%)
* Baidu Inc. ADR	293,068	38,993

Internet & Direct Marketing Retail (2.2%)
* Alibaba Group Holding Ltd.	587,600	22,266

Multi-Utilities (4.5%)
* Engie SA	3,796,914	45,922

Oil & Gas Exploration & Production (0.6%)
Viper Energy Partners LP	828,676	5,809

Pharmaceuticals (1.5%)
Bristol-Myers Squibb Co.	252,393	14,752

Precious Metals & Minerals (1.8%)
Fresnillo plc	1,180,368	17,803

Property & Casualty Insurance (4.3%)
Intact Financial Corp.	422,543	43,647

Reinsurance (2.6%)
* Enstar Group Ltd.	151,032	25,958

Semiconductors (2.8%)
Marvell Technology Group Ltd.	420,691	15,780
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	152,585	12,797
		28,577

Specialty Chemicals (1.6%)
^ Livent Corp.		1,550,770	16,671

Systems Software (0 .0%)
Ming Yuan Cloud Group Holdings Ltd.		113,300	484

Trading Companies & Distributors (1.8%)
Brenntag AG		292,611	18,703

Total Common Stocks (Cost $950,501)			975,501
	Coupon
Temporary Cash Investment (4.3%)
Money Market Fund (4.3%)
2,3 Vanguard Market Liquidity Fund (Cost
$43,453)	0.112%	434,570	43,457
Total Investments (100.2%) (Cost $993,954)			1,018,958
Other Assets and Liabilities—Net (-0.2%)3			(2,459)
Net Assets (100%)			1,016,499
Cost rounded to $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,721,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $54,318,000, representing 5.3% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $13,505,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	588,195	387,306	—	975,501
Temporary Cash Investments	48,457	—	—	48,457
Total	631,652	387,306	—	1,018,958